Restructuring Costs, Net (Tables)	6 Months Ended
Jun. 30, 2013
Restructuring And Related Activities [Abstract]
Components of restructuring gains (costs), net
The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Severance	$1.2	$0.4	$1.4	$0.8
Impairment of property, plant and equipment	0.8	2.0	0.8	2.0
Manufacturing and distribution footprint optimization	0.1	—	0.2	—
Curtailment and settlement (gains) losses	(0.3)	1.4	(0.3)	1.4
Gain on sale of land and building	—	—	—	(0.4)

	$1.8	$3.8	$2.1	$3.8

Summary of activities in accrued restructuring reserves, including pension curtailments and settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2013 and 2012 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6

Balance at December 31, 2011	$0.7	$—	$—	$—	$0.7
Charges	0.8	2.0	1.4	(0.4)	3.8
Usage	(0.9)	—	(0.3)	0.4	(0.8)

Balance at June 30, 2012	$0.6	$2.0	$1.1	$—	$3.7